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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530


                      Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28

Date of reporting period:  May 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Select Value Fund
             Schedule of Investments  05/31/05 (unaudited)
                                                                              Value
             COMMON STOCK - 100.9 %
             Energy - 5.0 %
             Integrated Oil & Gas - 5.0 %
         715 Occidental Petroleum Corp.                                  $       52,274
             Total Energy                                                $       52,274

             Materials - 7.5 %
             Diversified Chemical - 1.9 %
         308 PPG Industries, Inc.                                        $       20,140

             Diversified Metals & Mining - 3.6 %
       1,074 Freeport-McMoRan Copper & Gold, Inc. (Class B)              $       37,912

             Metal & Glass Containers - 2.0 %
         544 Ball Corp.                                                  $       20,427
             Total Materials                                             $       78,479

             Capital Goods - 2.0 %
             Industrial Conglomerates - 2.0 %
         739 Tyco International, Ltd.                                    $       21,379
             Total Capital Goods                                         $       21,379

             Commercial Services & Supplies - 0.4 %
             Commercial Printing - 0.4 %
         124 R.R. Donnelly & Sons Co.                                    $        4,123
             Total Commercial Services & Supplies                        $        4,123

             Media - 9.9 %
             Advertising - 2.9 %
       2,427 The Interpublic Group of Companies, Inc. *                  $       29,949

             Broadcasting & Cable Television - 2.6 %
         925 Clear Channel Communications, Inc.                          $       27,038

             Movies & Entertainment - 4.4 %
       1,341 Viacom, Inc. (Class B)                                      $       45,983
             Total Media                                                 $      102,970

             Retailing - 8.3 %
             Internet Retail - 3.8 %
       1,610 InterActive Corp. * (b)                                     $       39,445  24.5

             Specialty Stores - 4.5 %
       1,781 Foot Locker, Inc.                                           $       47,036
             Total Retailing                                             $       86,481

             Food & Drug Retailing - 8.4 %
             Drug Retail - 3.1 %
         590 CVS Corp.                                                   $       32,362

             Food Retail - 5.3 %
       2,530 Safeway, Inc.                                               $       55,685
             Total Food & Drug Retailing                                 $       88,047

             Health Care Equipment & Services - 12.4 %
             Health Care Distributors - 2.1 %
         513 Wyeth                                                       $       22,249

             Health Care Equipment - 2.2 %
         842 Boston Scientific Corp. *                                   $       22,810

             Health Care Facilities - 8.1 %
         550 HCA, Inc.                                                   $       29,700
       4,500 Tenet Healthcare Corp. *                                            54,540
                                                                         $       84,240
             Total Health Care Equipment & Services                      $      129,299

             Pharmaceuticals & Biotechnology - 3.9 %
             Pharmaceuticals - 3.9 %
       2,096 IVAX Corp. *                                                $       41,186
             Total Pharmaceuticals & Biotechnology                       $       41,186

             Banks - 5.3 %
             Thrifts & Mortgage Finance - 5.3 %
         360 Freddie Mac                                                 $       23,414
         851 The PMI Group, Inc.                                                 32,168
                                                                         $       55,582
             Total Banks                                                 $       55,582

             Diversified Financials - 10.3 %
             Asset Management & Custody Banks - 2.5 %
         881 Federated Investors, Inc.                                   $       26,086

             Consumer Finance - 4.7 %
       2,734 Providian Financial Corp. *                                 $       48,720

             Investment Banking & Brokerage - 3.1 %
         600 Merrill Lynch & Co., Inc.                                   $       32,556
             Total Diversified Financials                                $      107,362

             Insurance - 3.3 %
             Life & Health Insurance - 3.3 %
       1,879 UNUM Corp.                                                  $       34,498
             Total Insurance                                             $       34,498

             Software & Services - 7.0 %
             Data Processing & Outsourced Services - 7.0 %
       3,018 The BISYS Group, Inc. *                                     $       46,175
         712 First Data Corp.                                                    26,935
                                                                         $       73,110
             Total Software & Services                                   $       73,110

             Technology Hardware & Equipment - 8.9 %
             Communications Equipment - 2.2 %
       1,353 Nokia Corp. (A.D.R.)                                        $       22,812

             Computer Hardware - 2.1 %
         955 Hewlett-Packard Co.                                         $       21,497

             Computer Storage & Peripherals - 4.6 %
         893 Imation Corp.                                               $       33,720
         441 Storage Technology Corp. *                                          14,235
                                                                         $       47,955
             Total Technology Hardware & Equipment                       $       92,264

             Telecommunication Services - 3.9 %
             Wireless Telecommunication Services - 3.9 %
       1,603 Vodafone Group Plc (A.D.R.)                                 $       40,364
             Total Telecommunication Services                            $       40,364

             Utilities - 4.4 %
             Multi-Utilities - 4.4 %
       3,718 Reliant Energy *                                            $       45,731
             Total Utilities                                             $       45,731
             TOTAL INVESTMENTS IN SECURITIES - 100.9%                    $    1,053,149
             (Cost   $1,025,742) (a)
             OTHER ASSETS AND LIABILITIES - (0.9)%                       $      (9,764)

             TOTAL NET ASSETS - 100.0%                                   $   1,043,385

             (A.D.R.) American Depositary Receipt

             * Non-income producing security

             (a)  At 05/31/05, the net unrealized gain on investments based on cost for feder purposes of $1,025,742 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                   $   34,840

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                       (7,433)

             Net unrealized gain                                         $   27,407

             (b)  At May 31, 2005, the following security was out on loan:

   Shares                              Security                           Market Value
      1,529  InterActive Corp. *                                         $      37,461




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 28, 2005

* Print the name and title of each signing officer under his or her signature.